Business Combination, Significant Transaction and Sale of Business (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2019	Apr. 01, 2019	Feb. 28, 2019	Oct. 01, 2019
NetEffects Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Business combination total consideration	$ 12,500
Payments upon closing of the business acquisition	$ 9,400
Ownership interest acquired	100.00%
Business acquisition, deferred payment	$ 3,100
PowWow Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Business combination total consideration		$ 8,400
Contingent consideration in future performance		$ 2,000
Ownership interest acquired		100.00%
OnTarget Group Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Business combination total consideration			$ 12,456
Deferred payment depending on the future operating results			$ 6,000
Ownership interest acquired			100.00%
Infinigy Solutions LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Business combination total consideration				$ 4,393
Business acquisition percentage of voting interests holdings				100.00%
Additional rate ownership acquired				30.00%